CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 22,990,435	$ 3,287,588	¥ 26,352,161
Restricted cash	1,132,729	161,978	602,342
Short-term investments	5,777,222	826,132	1,872,756
Accounts receivables, net	889,220	127,157	915,158
Amounts due from related parties, net	762,781	109,076	548,145
Other receivables and prepayments, net	2,860,301	409,018	2,473,050
Loan receivables, net	9,166	1,311	6,878
Inventories	5,153,413	736,928	5,032,069
Total current assets	39,575,267	5,659,188	37,802,559
Property and equipment, net	18,311,533	2,618,514	18,292,771
Deposits for property and equipment	6,420	918	164,955
Land use rights, net	10,426,682	1,490,996	10,686,400
Intangible assets, net	324,067	46,341	327,844
Investments in equity method investees	3,136,784	448,554	2,002,043
Other investments	4,800,356	686,442	3,355,489
Other long-term assets	351,085	50,204	434,206
Goodwill	755,213	107,994	755,213
Deferred tax assets, net	757,113	108,266	681,029
Right-of-use assets, net	398,798	57,027	433,617
Total assets	78,843,318	11,274,444	74,936,126
Current liabilities:
Accounts payable (Including accounts payable of the consolidated variable interest entities ("VIEs") and VIEs' subsidiaries without recourse to the Company of RMB837 and RMB1,540 as of December 31, 2024 and 2025, respectively)	12,536,639	1,792,716	15,190,560
Advances from customers (Including advances from customers of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB367,640 and RMB387,965 as of December 31, 2024 and 2025, respectively)	1,890,586	270,350	2,035,184
Accrued expenses and other current liabilities (Including accrued expenses and other current liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB524,165 and RMB528,018 as of December 31, 2024 and 2025, respectively)	9,941,146	1,421,565	9,663,421
Amounts due to related parties (Including amounts due to related parties of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB 4,975 and RMB3,708 as of December 31, 2024 and 2025, respectively)	¥ 101,782	$ 14,555	¥ 104,187
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Deferred income (Including deferred income of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB1,066 and RMB172 as of December 31, 2024 and 2025, respectively)	¥ 520,853	$ 74,481	¥ 476,796
Short-term loans	5,844,620	835,770	2,399,629
Operating lease liabilities (Including operating lease liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB814 and RMB6,896 as of December 31, 2024 and 2025, respectively)	47,458	6,786	57,224
Total current liabilities	30,883,084	4,416,223	29,927,001
Deferred tax liabilities (Including deferred tax liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB1,735 and RMB 1,735 as of December 31, 2024 and 2025, respectively)	707,322	101,146	783,863
Deferred income-non-current	2,252,797	322,146	2,084,038
Operating lease liabilities-non-current (Including operating lease liabilities-non-current of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB24 and RMB493 as of December 31, 2024 and 2025, respectively)	556,951	79,643	591,995
Total liabilities	34,400,154	4,919,158	33,386,897
Commitments and contingencies (Note 21)
SHAREHOLDERS' EQUITY:
Treasury shares, at cost (13,028,013 and 14,273,077 Class A shares as of December 31, 2024 and 2025, respectively)	(7,876,965)	(1,126,391)	(7,042,759)
Additional paid-in capital	1,495,853	213,904	4,912,703
Retained earnings	48,591,829	6,948,539	42,906,188
Accumulated other comprehensive loss	(1,206,039)	(172,464)	(807,394)
Total Vipshop Holdings Limited shareholders' equity	41,004,749	5,863,599	39,968,813
Non-controlling interests	3,438,415	491,687	1,580,416
Total shareholders' equity	44,443,164	6,355,286	41,549,229
Total liabilities and shareholders' equity	78,843,318	11,274,444	74,936,126
Class A ordinary shares
SHAREHOLDERS' EQUITY:
Ordinary shares	60	9	64
Class B ordinary shares
SHAREHOLDERS' EQUITY:
Ordinary shares	¥ 11	$ 2	¥ 11